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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americans, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2011

Date of reporting period:	January 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

January 31, 2011

PIMCO Income Strategy Fund

PIMCO Income Strategy Fund II

Contents

Letter to Shareholders	2–3

Fund Insights/Fund Performance & Statistics	4–7

Schedules of Investments	8–23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26–27

Statement of Cash Flows	28

Notes to Financial Statements	29–51

Financial Highlights	52–53

Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting Policies & Procedures	54

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Dear Shareholder:

The U.S. economy picked up steam during the six-month period ended January 31, 2011. Gross Domestic Product (“GDP”) expanded at an annualized rate of 2.6% and 2.8% during the third and fourth quarters of 2010, respectively. In January 2011, this acceleration continued. The strengthening economy was accompanied by sharp gains for stocks, which reached their highest levels in two-and-a-half-years. However, as is typical during an economic recovery, interest rates began to rise, which may have kept the recovery from being more robust.

Yields on the benchmark 10-year U.S. Treasury bond help tell the story. Because of a variety of worries in early 2010 — a possible double-dip recession in the U.S., sovereign debt concerns in Europe and the cooling of China’s economy — many investors shifted assets into the perceived safe haven of Treasuries, sending prices sharply higher. Since bond yields move in the opposite direction of bond prices, the yield on the 10-year fell to 2.41% in October 2010. As these concerns eased, the market shifted. At the end of the six-month period, the yield on the 10-year bond had risen to 3.42%, prices fell accordingly. Rising yields narrowed the “spread,” the gap between yields on Treasuries and comparable debt instruments, such as corporate bonds, making those riskier assets less attractive on a relative basis.

Hans W. Kertess Chairman Brian S. Shlissel President & CEO

Rising interest rates were countered to some degree by the U.S. Federal Reserve (“the Fed”), which tried to keep rates low by initiating large-scale purchases of Treasury bonds through June 2011. The Fed maintained its closely-watched Federal Funds Rate, the rate banks charge to lend federal funds to other banks, usually on an overnight basis, in the 0.0% to 0.25% range. However, the Fed did raise the discount rate, the interest rate it charges banks for direct loans, to 0.75% from 0.50%.

Six Months in Review

For the six-month period ended January 31, 2011:

•  PIMCO Income Strategy Fund rose 13.85% on net asset value (“NAV”) and 14.11% on market price.

•  PIMCO Income Strategy Fund II advanced 15.46% on NAV and 9.81% on market price.

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In contrast, the Barclays Capital U.S. Credit Index, a measure of high quality corporate bond performance, returned 0.97% and the Barclays Capital U.S. High Yield Bond Index, a measure of below-investment-grade corporate bond performance, returned 8.72% for the six months ended January 31, 2011. Government bonds, represented by the Barclays Capital Long Term Treasury Index, declined 5.55% for the fiscal six-month period. The Barclays Capital U.S. Aggregate Bond Index, a broad credit market measure of government and corporate securities, posted a return of 0.20%. Mortgage-backed securities, reflected by the Barclays Capital Mortgage Index, returned 0.04%. As for stocks, the Standard & Poor’s 500 Index advanced 17.93% during the six-month period.

The Road Ahead

We anticipate that the economic recovery that began in the summer of 2009 will continue and could, in fact, accelerate. U.S. companies are likely to begin hiring more workers to meet a growing demand for goods and services, which in turn should boost economic activity still further. We caution again, however, about rising interest rates. Higher rates can reflect an expanding economy, but rates that rise too far and too fast could act as a brake on expansion.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Fund Insights

January 31, 2011 (unaudited)

For the six months ended January 31, 2011 PIMCO Income Strategy Fund returned 13.85% on NAV and 14.11% on market price.

For the six months ended January 31, 2011 PIMCO Income Strategy Fund II returned 15.46% on NAV and 9.81% on market price.

The unmanaged Barclays Capital U.S. Aggregate Bond Index and Barclays Capital U.S. Credit Index returned 0.20% and 0.97%, respectively, during the reporting period.

Bond markets turned in a solid performance in 2010 overall, though gains were moderated by a partial retrenchment in the fourth quarter. After a tumultuous first half of the calendar year, the creation of the Greek bailout package late in the second quarter served to reassure markets, as did the growing expectation for further quantitative easing by the Federal Reserve (the “Fed”), leading to a sharp and sustained rally for risk assets from July through the end of October 2010. In November, the Fed announced its widely anticipated second round of quantitative easing (“QE2”), which included a commitment to purchase a total of as much as $850 to $900 billion of longer-maturity Treasuries through June 2011. Gains in manufacturing, retail sales and consumer confidence, as well as surging equity markets and rising in inflation expectations indicated that the Fed’s efforts were having an impact. While QE2 raised some concerns about long-term inflation risk, actual levels of inflation excluding volatile food and fuel costs remained below the Fed’s targeted range during the fourth quarter of 2010. Treasury yields rose in the final months of the year as investors turned to riskier assets in pursuit of higher returns, though these yields ended the year broadly lower at all segments of the curve.

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Risk exposures drive absolute gains

Several factors contributed to the Funds’ absolute returns during the fiscal period. Positioning in the financials sector was particularly beneficial. Within financials, an emphasis on the banking sector was a strong contributor to the Funds’ performance as recapitalization efforts and waning concerns about sovereign debt benefited credits. The Funds’ performance also benefitted from an overweighing to the insurance sector, in particular, as security selection in the outperforming life insurance industry aided performance. The financial services sector’s contribution to returns was somewhat moderated by the negative impact of select issuers in the European banking sector, which suffered from European credit tensions. Exposure to lagging asset-backed securities also hampered returns.

Other contributors to performance included security selection in the transportation sector, where airline credits outperformed, as well as exposure to speculative-grade corporate credits in general. The latter outperformed higher-rated credits during the review period. Select exposure to Build America Bonds also added to returns, despite a period of turbulence toward the end of 2010.

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PIMCO Income Strategy Fund
Fund Performance & Statistics

January 31, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	14.11%	13.85%
1 Year	13.85%	21.41%
5 Year	4.78%	2.73%
Commencement of Operations (8/29/03) to 1/31/11	4.30%	3.89%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/11	Market Price	$12.27
	NAV	$11.29
	Premium to NAV	8.68%
	Market Price Yield(2)	7.33%
	Portfolio Composition (as a % of total investments)

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PIMCO Income Strategy Fund II
Fund Performance & Statistics

January 31, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	9.81%	15.46%
1 Year	16.17%	22.06%
5 Year	1.26%	0.20%
Commencement of Operations (10/29/04) to 1/31/11	0.93%	1.23%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/11	Market Price	$10.41
	NAV	$10.11
	Premium to NAV	2.97%
	Market Price Yield(2)	7.49%
	Portfolio Composition (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for the Funds’ shares, or changes in Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at January 31, 2011.

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 67.8%

Airlines – 6.5%
$900	American Airlines, Inc., 10.50%, 10/15/12	B2/B	$999,000
	American Airlines Pass Through Trust,
1,700	8.608%, 10/1/12	Ba3/B+	1,717,000
4,066	9.73%, 9/29/14	Caa2/CCC+	3,811,746
1,861	10.18%, 1/2/13	Caa1/CCC+	1,884,560
15,203	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (j)	Baa2/BBB+	17,597,861
			26,010,167
Banking – 8.6%
2,600	AgFirst Farm Credit Bank, 7.30%, 2/28/11 (a) (b) (d) (g) (k) (acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	NR/A	2,202,730
	Barclays Bank PLC, (g),
1,200	7.375%, 12/15/11 (a) (d)	Baa2/A-	1,201,500
1,885	7.434%, 12/15/17 (a) (d) (j)	Baa2/A-	1,852,013
£7,800	14.00%, 6/15/19	Baa2/A-	15,398,427
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€3,000	6.875%, 3/19/20	NR/NR	4,023,371
$4,400	11.00%, 6/30/19 (a) (d) (g)	A2/AA-	5,703,738
1,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a) (d) (g) (j)	Baa3/BBB+	1,004,729
600	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Baa3/BBB-	554,021
	Regions Financial Corp.,
800	7.375%, 12/10/37	B1/BB	768,000
1,500	7.75%, 9/15/24	B1/BB	1,450,478
			34,159,007
Chemicals – 0.6%
2,069	Lyondell Chemical Co., 8.00%, 11/1/17 (a) (d)	Ba2/BB	2,314,694
Energy – 0.3%
1,100	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	Caa2/B-	1,045,000
Financial Services – 26.4%
	Ally Financial, Inc.,
304	5.90%, 1/15/19	B3/B	267,944
156	5.90%, 10/15/19	B3/B	136,585
55	6.00%, 2/15/19	B3/B	48,626
40	6.00%, 3/15/19	B3/B	35,409
8	6.00%, 4/15/19	B3/B	7,059
325	6.00%, 9/15/19	B3/B	286,690
95	6.05%, 8/15/19	B3/B	83,936
413	6.05%, 10/15/19	B3/B	365,745
1,208	6.15%, 8/15/19	B3/B	1,076,263
1,371	6.25%, 2/15/16	B3/B	1,289,542
25	6.25%, 1/15/19	B3/B	22,530
120	6.30%, 8/15/19	B3/B	108,361
1,168	6.35%, 2/15/16	B3/B	1,103,403
285	6.35%, 4/15/16	B3/B	269,057
216	6.40%, 3/15/16	B3/B	204,441
360	6.40%, 11/15/19	B3/B	326,861
1,357	6.50%, 2/15/16	B3/B	1,290,310
20	6.50%, 9/15/16	B3/B	18,997
442	6.50%, 10/15/16	B3/B	419,795
150	6.50%, 12/15/18	B3/B	137,199

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$358	6.55%, 12/15/19	B3/B	$325,437
14	6.60%, 5/15/18	B3/B	13,092
51	6.65%, 6/15/18	B3/B	47,664
60	6.70%, 6/15/18	B3/B	56,241
329	6.75%, 4/15/13	B3/B	329,393
3	6.75%, 8/15/16	B3/B	2,882
13	6.75%, 6/15/17	B3/B	12,397
89	6.75%, 5/15/19	B3/B	82,598
10	6.75%, 6/15/19	B3/B	9,290
205	6.80%, 9/15/16	B3/B	197,488
3	6.80%, 10/15/18	B3/B	2,801
938	6.85%, 4/15/16	B3/B	905,289
30	6.85%, 5/15/18	B3/B	28,476
336	6.875%, 8/15/16	B3/B	324,797
5	6.875%, 7/15/18	B3/B	4,715
140	6.90%, 6/15/17	B3/B	134,602
32	6.90%, 8/15/18	B3/B	30,298
151	6.95%, 6/15/17	B3/B	145,551
25	7.00%, 12/15/16	B3/B	24,324
27	7.00%, 6/15/17	B3/B	26,093
130	7.00%, 7/15/17	B3/B	125,544
367	7.00%, 2/15/18	B3/B	355,041
12	7.00%, 3/15/18	B3/B	11,571
155	7.00%, 8/15/18	B3/B	147,621
5	7.00%, 9/15/18	B3/B	4,741
42	7.05%, 3/15/18	B3/B	40,612
39	7.05%, 4/15/18	B3/B	37,576
3,812	7.10%, 9/15/12	B3/B	3,816,525
100	7.125%, 8/15/12	B3/B	100,086
160	7.125%, 10/15/17	B3/B	155,214
40	7.15%, 3/15/25	B3/B	36,430
75	7.20%, 10/15/17	B3/B	73,047
288	7.25%, 6/15/16	B3/B	282,899
293	7.25%, 9/15/17	B3/B	286,319
10	7.25%, 4/15/18	B3/B	9,741
10	7.25%, 8/15/18	B3/B	9,660
141	7.25%, 9/15/18	B3/B	135,751
25	7.30%, 1/15/18	B3/B	24,621
396	7.35%, 4/15/18	B3/B	387,923
57	7.50%, 6/15/16	B3/B	56,576
45	7.55%, 5/15/16	B3/B	44,732
47	7.75%, 10/15/17	B3/B	46,989
110	8.125%, 11/15/17	B3/B	110,338
110	9.00%, 7/15/20	B3/B	111,821
5,000	American General Finance Corp., 5.375%, 10/1/12	B3/B	4,850,000
£1,700	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB+	2,042,232
$1,400	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	1,491,000
	CIT Group, Inc.,
2,311	7.00%, 5/1/13	B3/B+	2,366,016
947	7.00%, 5/1/14	B3/B+	967,456
1,157	7.00%, 5/1/15	B3/B+	1,175,395
1,579	7.00%, 5/1/16	B3/B+	1,598,613
2,210	7.00%, 5/1/17	B3/B+	2,235,293

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	$104,875
2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a) (d) (g) (j)	A3/A-	2,168,250
	Ford Motor Credit Co. LLC,
800	5.625%, 9/15/15	Ba2/B+	841,608
12,600	8.125%, 1/15/20	Ba2/B+	14,781,148
4,000	12.00%, 5/15/15	Ba2/B+	5,076,052
2,947	International Lease Finance Corp., 6.625%, 11/15/13	B1/BB+	3,094,350
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB-	577,533
€200	7.375%, 3/12/20	Ba3/BB-	238,691
£300	7.588%, 5/12/20	Ba3/BB-	424,063
£4,800	7.867%, 12/17/19	Ba3/BB-	6,765,794
£700	7.869%, 8/25/20	Ba3/BB-	995,087
$2,500	7.875%, 11/1/20	Ba3/BB-	2,350,000
1,400	8.00%, 6/15/20 (a) (d) (g)	NR/B+	1,260,000
2,000	8.50%, 12/17/21 (a) (d) (f) (g)	NR/B+	1,761,808
£900	11.04%, 3/19/20	Ba3/BB-	1,520,862
£2,500	LBG Capital No.2 PLC, 11.25%, 9/14/23	Ba2/BB	4,204,595
$1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	825
€1,100	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (g)	Ba1/BBB+	1,394,992
$1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB+	1,665,652
3,700	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	3,237,500
	SLM Corp.,
€300	1.356%, 6/17/13, FRN	Ba1/BBB-	370,222
$1,600	5.375%, 5/15/14	Ba1/BBB-	1,636,293
7,500	8.00%, 3/25/20	Ba1/BBB-	7,831,425
6,400	8.45%, 6/15/18	Ba1/BBB-	6,922,003
2,168	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a) (d) (g)	Ba1/BBB+	2,555,292
			105,118,484
Healthcare & Hospitals – 0.9%
3,300	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	3,568,125

Insurance – 12.7%
10,000	American General Capital II, 8.50%, 7/1/30	Baa2/BBB-	11,000,000
2,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (d)	Baa2/BBB-	2,200,000
	American International Group, Inc.,
€2,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	3,320,560
$6,400	5.45%, 5/18/17 (j)	Baa1/A-	6,649,517
4,000	6.25%, 3/15/87, (converts to FRN on 3/15/37)	Baa2/BBB	3,705,000
1,300	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	1,459,250
4,400	8.25%, 8/15/18 (j)	Baa1/A-	5,198,688
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	2,248,857
$2,300	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	2,518,500
7,000	ILFC E-Capital Trust I, 5.96%, 12/21/65, (converts to FRN on 12/21/10) (a) (d)	B3/BB	5,671,680
3,300	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a) (d)	Baa2/BBB	3,976,500
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17)	A2/A-	2,608,082
			50,556,634

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Oil & Gas – 5.6%
$7,700	Atlantic Richfield Co., 8.375%, 2/21/12	A2/A	$8,146,854
2,900	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	2,749,159
	NGPL PipeCo LLC (a) (d),
5,000	7.119%, 12/15/17	Ba1/BBB-	5,529,185
5,000	7.768%, 12/15/37	Ba1/BBB-	5,233,110
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a) (d)	B3/B	619,500
			22,277,808
Paper & Forest Products – 2.6%
10,000	Weyerhaeuser Co., 7.375%, 3/15/32	Ba1/BBB-	10,158,750
Telecommunications – 2.9%
11,000	CenturyLink, Inc., 7.60%, 9/15/39 (j)	Baa3/BBB-	11,438,713
Utilities – 0.7%
1,900	AES Andres Dominicana, 9.50%, 11/12/20 (a) (d)	NR/B-	2,033,000
390	Dominion Resources, Inc., 6.30%, 9/30/66, (converts to FRN on 9/30/11)	Baa3/BBB	381,285
400	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BBB-	393,488
			2,807,773
Total Corporate Bonds & Notes (cost-$243,434,961)			269,455,155

MORTGAGE-BACKED SECURITIES – 15.8%
170	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	131,779
3,100	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	2,177,970
1,345	Bear Stearns Adjustable Rate Mortgage Trust, 2.56%, 10/25/35, CMO, FRN	Caa1/BBB	1,218,932
	Chase Mortgage Finance Corp., CMO,
64	2.949%, 12/25/35, FRN	NR/CCC	61,927
1,750	5.025%, 3/25/37, FRN	Caa2/NR	1,476,559
1,600	6.00%, 2/25/37	Caa2/CCC	1,302,414
1,200	6.00%, 7/25/37	NR/CCC	1,064,021
2,500	6.25%, 10/25/36	Caa1/CCC	2,248,997
558	Citicorp Mortgage Securities, Inc., 5.50%, 4/25/37, CMO	Caa1/NR	518,001
	Countrywide Alternative Loan Trust, CMO,
4,241	6.00%, 5/25/36	Caa3/NR	3,074,348
3,414	6.086%, 4/25/36, VRN	Ca/CCC	2,381,274
1,358	6.25%, 11/25/36	Caa3/NR	1,082,247
689	6.50%, 8/25/36	Ca/CC	430,778
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
127	2.820%, 2/20/35, VRN	A3/AA-	112,172
1,694	5.50%, 10/25/35	Caa1/NR	1,618,283
1,577	5.75%, 3/25/37	NR/CCC	1,400,711
1,180	6.00%, 5/25/36	NR/CCC	1,061,815
900	6.00%, 2/25/37	NR/CCC	739,341
375	6.00%, 4/25/37	NR/CCC	350,595
1,675	6.25%, 9/25/36	B3/NR	1,496,854
745	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	682,632
	GSR Mortgage Loan Trust, CMO,
394	5.50%, 5/25/36	NR/CCC	361,642
7,878	6.00%, 2/25/36	NR/CCC	7,472,393

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$81	Harborview Mortgage Loan Trust, 2.956%, 7/19/35, CMO, VRN	Caa3/B	$66,082
3,500	JPMorgan Chase Commercial Mortgage Securities Corp., 5.653%, 3/18/51, CMO, VRN (a) (d)	A1/NR	3,485,561
	JPMorgan Mortgage Trust, CMO,
2,117	5.00%, 3/25/37	NR/CCC	1,734,721
980	5.682%, 1/25/37, VRN	Caa2/NR	821,170
522	6.00%, 8/25/37	NR/CCC	475,709
1,000	Morgan Stanley Reremic Trust, 5.808%, 8/12/45, CMO, VRN (a) (d)	A3/NR	1,023,661
	Residential Asset Securitization Trust, CMO,
1,468	5.75%, 2/25/36	Caa3/D	1,116,415
597	6.00%, 9/25/36	Ca/D	374,320
1,538	6.00%, 7/25/37	NR/CCC	1,168,599
	Residential Funding Mortgage Securities I, CMO,
634	6.00%, 9/25/36	Caa1/CCC	572,554
1,200	6.00%, 1/25/37	Caa2/NR	1,062,196
6,722	6.00%, 6/25/37	NR/CC	5,897,251
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
4,049	5.578%, 4/25/37	NR/CCC	3,469,907
597	5.833%, 2/25/37	NR/CCC	468,759
	WaMu Mortgage Pass Through Certificates, CMO,
1,000	5.724%, 2/25/37, FRN	NR/CCC	890,600
335	5.852%, 9/25/36, VRN	NR/CCC	266,217
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
334	2.896%, 4/25/36, VRN	NR/BB+	296,796
601	4.338%, 7/25/36, FRN	NR/CCC	490,876
5,673	5.433%, 7/25/36, FRN	NR/CCC	4,703,934
1,000	5.75%, 3/25/37	Caa2/NR	864,933
594	6.00%, 6/25/37	Caa1/NR	563,774
700	6.00%, 7/25/37	B3/BB	662,048
Total Mortgage-Backed Securities (cost-$57,103,449)			62,941,768

MUNICIPAL BONDS – 7.3%

California – 0.6%
1,100	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	1,192,554
1,000	Riverside Rev., 7.605%, 10/1/40	NR/AA-	997,140
			2,189,694
Ohio – 4.4%
16,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	17,689,120
Texas – 2.3%
9,000	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	9,223,020
Total Municipal Bonds (cost-$27,144,925)			29,101,834

Shares

CONVERTIBLE PREFERRED STOCK – 2.0%

Financial Services – 0.7%
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	2,814,750
Utilities – 1.3%
98,000	PPL Corp., 9.50%, 7/1/13	NR/NR	5,321,400
Total Convertible Preferred Stock (cost-$7,163,145)			8,136,150

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12	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value

PREFERRED STOCK – 2.0%

Banking – 1.1%
78,000	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (g) (k) (l) (acquisition cost-$4,290,000; purchased 8/31/10)	NR/A	$4,358,250
Diversified Financial Services–0.4%
60,000	Citigroup Capital XIII, 7.875%, 10/30/15 (l)	Ba1/BB+	1,603,800
Real Estate Investment Trust–0.5%
1,800	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a) (d) (g)	Baa3/BBB+	2,056,500
Total Preferred Stock (cost-$7,738,500)			8,018,550

Principal Amount (000s)

SENIOR LOANS (a) (c) – 1.5%

Consumer Products – 0.3%
$1,000	National Mentor, Inc., 2.56%, 6/29/12 (b) (k) (acquisition cost-$998,250; purchased 9/26/06)		940,000
Financial Services – 0.4%
1,492	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,531,570
Multi-Media – 0.8%
	Seven Media Group, Term T1,
AUD2,766	6.908%, 2/7/13		2,685,035
AUD649	7.105%, 2/7/13		630,073
			3,315,108
Total Senior Loans (cost-$5,282,215)			5,786,678

ASSET-BACKED SECURITIES – 0.9%

$1,473	Asset-Backed Funding Certificates, 0.48%, 5/25/37, FRN (a) (d)	B3/B-	1,325,241
1,158	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	756,434
1,044	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	957,901
800	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	586,209
Total Asset-Backed Securities (cost-$3,246,976)			3,625,785

SHORT-TERM INVESTMENTS – 2.7%

Corporate Notes – 1.3%
Financial Services – 1.3%
1,425	Ally Financial, Inc., 6.875%, 9/15/11	B3/B	1,460,093
3,900	American General Finance Corp., 0.552%, 12/15/11, FRN	B3/B	3,745,482
Total Corporate Notes (cost-$4,714,999)			5,205,575
U.S. Treasury Obligations – 0.0%
127	U.S. Treasury Bills, 0.142%, 3/3/11 (h) (n) (cost-$126,985)		126,985

PIMCO Income Strategy Fund
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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value

Repurchase Agreements – 1.4%
$3,600	Credit Suisse Securities (USA) LLC, dated 1/31/11, 0.23%, due 2/1/11, proceeds $3,600,023; collateralized by U.S. Treasury Notes, 2.625%, due 1/31/18, valued at $3,665,892 including accrued interest	$3,600,000
1,673	State Street Bank & Trust Co., dated 1/31/11, 0.01%, due 2/1/11, proceeds $1,673,000; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/13, valued at $1,706,658 including accrued interest	1,673,000
Total Repurchase Agreements (cost-$5,273,000)		5,273,000
Total Short-Term Investments (cost-$10,114,984)		10,605,560
Total Investments (cost-$361,229,155) – 100.0%		$397,671,480

PIMCO Income Strategy Fund
14	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 65.8%

Airlines – 2.3%
	American Airlines Pass Through Trust,
$4,560	8.608%, 10/1/12	Ba3/B+	$4,605,600
8,282	9.73%, 9/29/14	Caa2/CCC+	7,764,102
3,834	10.18%, 1/2/13	Caa1/CCC+	3,881,918
924	United Air Lines Pass Through Trust, 10.40%, 5/1/18	Baa2/BBB+	1,069,297
			17,320,917
Banking – 9.2%
5,500	AgFirst Farm Credit Bank, 7.30%, 2/28/11 (a) (b) (d) (g) (k) (acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	NR/A	4,659,622
£13,600	Barclays Bank PLC, 14.00%, 6/15/19 (g)	Baa2/A-	26,848,540
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a) (d)	A3/NR	6,963,404
€20,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	NR/NR	26,822,476
$2,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a) (d) (g)	Baa3/BBB+	2,009,458
1,400	HBOS PLC, 6.75%, 5/21/18 (a) (d) (j)	Baa3/BBB-	1,292,715
1,675	Regions Financial Corp., 7.375%, 12/10/37	B1/BB	1,608,000
			70,204,215
Chemicals – 0.6%
4,320	Lyondell Chemical Co., 8.00%, 11/1/17 (a) (d)	Ba2/BB	4,833,000
Energy – 1.6%
10,229	AES Red Oak LLC, 8.54%, 11/30/19	B2/BB-	10,306,174
2,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	Caa2/B-	2,185,000
			12,491,174
Financial Services – 31.7%
	Ally Financial, Inc.,
30	2.892%, 3/15/12, FRN	B3/B	29,438
416	5.25%, 1/15/14	B3/B	401,879
315	5.35%, 1/15/14	B3/B	305,140
130	5.70%, 6/15/13	B3/B	128,294
561	5.75%, 1/15/14	B3/B	549,372
565	5.90%, 1/15/19	B3/B	497,989
3	5.90%, 2/15/19	B3/B	2,636
585	6.00%, 12/15/13	B3/B	577,714
1,437	6.00%, 2/15/19	B3/B	1,272,321
119	6.00%, 3/15/19	B3/B	105,064
9	6.00%, 9/15/19	B3/B	7,939
486	6.10%, 9/15/19	B3/B	432,302
159	6.125%, 10/15/19	B3/B	141,548
394	6.15%, 8/15/19	B3/B	351,033
454	6.15%, 10/15/19	B3/B	404,871
675	6.20%, 4/15/19	B3/B	604,109
500	6.25%, 12/15/18	B3/B	450,134
47	6.25%, 7/15/19	B3/B	42,265
7	6.35%, 4/15/16	B3/B	6,608
792	6.35%, 10/15/16	B3/B	746,801
303	6.35%, 4/15/19	B3/B	273,875
1,142	6.35%, 7/15/19	B3/B	1,033,894
463	6.375%, 1/15/14	B3/B	459,827
256	6.50%, 7/15/12	B3/B	254,980

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	15

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$249	6.50%, 9/15/16	B3/B	$236,517
608	6.50%, 10/15/16	B3/B	577,456
5	6.50%, 6/15/18	B3/B	4,628
449	6.50%, 11/15/18	B3/B	411,994
190	6.50%, 12/15/18	B3/B	173,708
15	6.50%, 5/15/19	B3/B	13,700
45	6.60%, 6/15/12	B3/B	44,879
208	6.60%, 8/15/16	B3/B	198,414
864	6.60%, 5/15/18	B3/B	807,983
100	6.60%, 6/15/19	B3/B	91,995
132	6.65%, 10/15/18	B3/B	122,500
190	6.70%, 5/15/14	B3/B	189,374
256	6.70%, 6/15/18	B3/B	239,961
335	6.70%, 12/15/19	B3/B	307,674
160	6.75%, 9/15/12	B3/B	159,453
844	6.75%, 10/15/12	B3/B	842,936
555	6.75%, 6/15/14	B3/B	552,631
215	6.75%, 8/15/16	B3/B	206,640
1,136	6.75%, 11/15/16	B3/B	1,091,940
210	6.75%, 6/15/17	B3/B	200,253
831	6.75%, 7/15/18	B3/B	781,373
3	6.75%, 9/15/18	B3/B	2,804
612	6.75%, 10/15/18	B3/B	571,036
107	6.75%, 11/15/18	B3/B	99,764
92	6.80%, 9/15/16	B3/B	88,629
12	6.80%, 9/15/18	B3/B	11,250
207	6.85%, 4/15/16	B3/B	199,781
7	6.875%, 7/15/18	B3/B	6,601
319	6.90%, 7/15/18	B3/B	303,128
326	6.90%, 8/15/18	B3/B	308,656
135	6.95%, 6/15/17	B3/B	130,129
201	7.00%, 8/15/16	B3/B	195,409
1,729	7.00%, 11/15/16	B3/B	1,681,791
580	7.00%, 12/15/16	B3/B	564,308
1,729	7.00%, 1/15/17	B3/B	1,682,524
601	7.00%, 2/15/17	B3/B	584,872
1,087	7.00%, 6/15/17	B3/B	1,050,466
1,073	7.00%, 7/15/17	B3/B	1,036,222
43	7.00%, 2/15/18	B3/B	41,599
506	7.00%, 3/15/18	B3/B	487,912
15	7.00%, 5/15/18	B3/B	14,361
400	7.00%, 9/15/18	B3/B	379,288
134	7.00%, 6/15/22	B3/B	123,998
2,035	7.00%, 11/15/24	B3/B	1,905,863
325	7.05%, 3/15/18	B3/B	314,257
4	7.05%, 4/15/18	B3/B	3,854
837	7.10%, 9/15/12	B3/B	837,593
28	7.15%, 11/15/12	B3/B	28,053
6	7.15%, 9/15/18	B3/B	5,743
477	7.20%, 10/15/17	B3/B	464,581
339	7.25%, 8/15/12	B3/B	340,181
1,998	7.25%, 12/15/12	B3/B	2,003,502
55	7.25%, 6/15/16	B3/B	54,026

PIMCO Income Strategy Fund
16	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$653	7.25%, 9/15/17	B3/B	$638,020
329	7.25%, 1/15/18	B3/B	323,168
255	7.25%, 4/15/18	B3/B	248,394
39	7.30%, 12/15/17	B3/B	38,426
503	7.30%, 1/15/18	B3/B	495,366
165	7.35%, 1/15/17	B3/B	163,230
58	7.35%, 4/15/18	B3/B	56,817
25	7.375%, 11/15/16	B3/B	24,739
55	7.375%, 4/15/18	B3/B	53,952
166	7.40%, 12/15/17	B3/B	164,375
1,828	7.50%, 11/15/16	B3/B	1,818,637
15	7.50%, 8/15/17	B3/B	14,851
559	7.50%, 11/15/17	B3/B	555,062
290	7.50%, 12/15/17	B3/B	288,520
40	8.00%, 3/15/17	B3/B	40,097
3	8.125%, 11/15/17	B3/B	3,009
25	8.20%, 3/15/17	B3/B	25,066
24	8.40%, 8/15/15	B3/B	24,252
224	9.00%, 7/15/20	B3/B	227,709
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB+	2,522,757
$10,100	Bank of America Corp., 8.125%, 5/15/18 (g) (j)	Ba3/BB+	10,482,992
2,900	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,088,500
	CIT Group, Inc.,
2,220	7.00%, 5/1/13	B3/B+	2,272,636
1,068	7.00%, 5/1/14	B3/B+	1,090,549
1,068	7.00%, 5/1/15	B3/B+	1,085,209
2,129	7.00%, 5/1/16	B3/B+	2,155,162
2,492	7.00%, 5/1/17	B3/B+	2,519,702
200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	209,750
	Ford Motor Credit Co. LLC,
6,200	5.625%, 9/15/15	Ba2/B+	6,522,462
4,300	7.80%, 6/1/12	Ba2/B+	4,589,635
15,400	8.125%, 1/15/20	Ba2/B+	18,065,848
10,100	General Electric Capital Corp., 6.375%, 11/15/67, (converts to FRN on 11/15/17) (j)	Aa3/A+	10,238,875
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a) (d)	B3/BB	9,020,000
	International Lease Finance Corp.,
4,950	5.625%, 9/20/13	B1/BB+	5,086,125
5,950	6.625%, 11/15/13	B1/BB+	6,247,500
2,000	8.625%, 9/15/15 (a) (d)	B1/BB+	2,235,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB-	577,533
€500	7.375%, 3/12/20	Ba3/BB-	596,727
£300	7.588%, 5/12/20	Ba3/BB-	424,063
£10,200	7.867%, 12/17/19	Ba3/BB-	14,377,312
£1,000	7.869%, 8/25/20	Ba3/BB-	1,421,553
$4,500	7.875%, 11/1/20	Ba3/BB-	4,230,000
£4,700	11.04%, 3/19/20	Ba3/BB-	7,942,279
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	Ba2/BB	11,658,909
£300	12.75%, 8/10/20	Ba2/BB	528,578

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	17

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
€1,100	15.00%, 12/21/19	Ba2/BB	$1,990,691
$2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	1,375
€1,600	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (g)	Ba1/BBB+	2,029,079
$22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g)	Baa3/BBB	25,495,196
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB+	3,578,750
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a) (d)	Ba2/BB	5,577,275
	SLM Corp.,
100	0.603%, 1/27/14, FRN	Ba1/BBB-	93,316
€650	1.356%, 6/17/13, FRN	Ba1/BBB-	802,148
$10,000	3.322%, 9/15/15, FRN	Ba1/BBB-	8,947,800
3,400	5.375%, 5/15/14	Ba1/BBB-	3,477,122
5,000	5.625%, 8/1/33	Ba1/BBB-	4,064,440
10,700	8.00%, 3/25/20	Ba1/BBB-	11,172,833
1,700	8.45%, 6/15/18	Ba1/BBB-	1,838,657
6,750	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	7,256,250
			242,576,501
Healthcare & Hospitals – 1.0%
6,700	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	7,244,375
Insurance – 17.9%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a) (d)	Baa2/BBB-	3,105,000
10,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (d)	Baa2/BBB-	11,000,000
	American International Group, Inc.,
€17,600	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	20,872,093
$13,600	5.45%, 5/18/17 (j)	Baa1/A-	14,130,223
£5,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	7,147,811
$1,900	6.25%, 3/15/87, (converts to FRN on 3/15/37) (j)	Baa2/BBB	1,759,875
€10,000	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a) (d)	Baa2/BBB	14,189,842
$14,550	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	16,332,375
1,300	8.25%, 8/15/18 (j)	Baa1/A-	1,535,976
£14,100	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	24,391,455
$1,700	AXA S.A., 6.463%, 12/14/18 (a) (d) (g)	Baa1/BBB	1,504,500
4,700	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	5,146,500
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a) (d)	Baa2/BBB	16,237,500
			137,353,150
Oil & Gas – 1.0%
8,300	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	7,868,284
Telecommunications – 0.0%
200	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB-	209,250
Utilities – 0.5%
3,900	AES Andres Dominicana, 9.50%, 11/12/20 (a) (d)	NR/B-	4,173,000
Total Corporate Bonds & Notes (cost-$436,626,107)			504,273,866

PIMCO Income Strategy Fund
18	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

MORTGAGE-BACKED SECURITIES – 16.6%

$396	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	$307,485
	Banc of America Funding Corp., CMO,
127	5.883%, 1/20/47, VRN	NR/CCC	93,362
14,600	6.00%, 3/25/37	Caa2/CCC	10,257,537
	Chase Mortgage Finance Corp., CMO,
128	2.949%, 12/25/35, FRN	NR/CCC	123,853
3,650	5.025%, 3/25/37, FRN	Caa2/NR	3,079,680
3,017	5.50%, 5/25/36	B3/NR	2,844,089
	Citicorp Mortgage Securities, Inc., CMO,
1,117	5.50%, 4/25/37	Caa1/NR	1,036,003
8,454	6.00%, 9/25/37	B3/NR	8,417,260
	Countrywide Alternative Loan Trust, CMO,
2,519	5.50%, 1/25/36	Caa3/CCC	1,906,630
2,378	5.75%, 12/25/36	NR/CC	1,659,926
8,709	6.00%, 5/25/36	Caa3/NR	6,312,973
1,608	6.00%, 4/25/37	NR/CC	1,045,283
7,043	6.086%, 4/25/36, VRN	Ca/CCC	4,912,614
2,792	6.25%, 11/25/36	Caa3/NR	2,224,618
1,378	6.50%, 8/25/36	Ca/CC	861,556
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
3,297	5.75%, 3/25/37	NR/CCC	2,928,760
2,397	6.00%, 5/25/36	NR/CCC	2,155,806
1,800	6.00%, 2/25/37	NR/CCC	1,478,683
7,700	6.00%, 3/25/37	NR/CCC	6,790,387
3,442	6.25%, 9/25/36	B3/NR	3,076,866
3,749	First Horizon Asset Securities, Inc., 2.796%, 11/25/35, CMO, FRN	NR/B	3,232,196
5,058	JPMorgan Alternative Loan Trust, 5.323%, 5/25/36, CMO, VRN	NR/CCC	3,494,966
7,500	JPMorgan Chase Commercial Mortgage Securities Corp., 5.653%, 3/18/51, CMO, VRN (a) (d)	A1/NR	7,469,059
	JPMorgan Mortgage Trust, CMO,
1,965	5.349%, 10/25/35, VRN	B2/NR	1,875,397
913	6.00%, 8/25/37	NR/CCC	832,491
375	6.50%, 9/25/35	NR/B+	383,945
2,212	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	NR/CCC	2,093,434
2,100	Morgan Stanley Reremic Trust, 5.808%, 8/12/45, CMO, VRN (a) (d)	A3/NR	2,149,689
86	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	Caa2/CCC	61,765
	Residential Asset Securitization Trust, CMO,
3,036	5.75%, 2/25/36	Caa3/D	2,308,745
1,193	6.00%, 9/25/36	Ca/D	748,640
3,269	6.00%, 7/25/37	NR/CCC	2,483,274
	Residential Funding Mortgage Securities I, CMO,
6,672	5.405%, 9/25/35, VRN	Caa2/CCC	5,578,062
13,803	6.00%, 6/25/37	NR/CC	12,109,622
3,553	6.25%, 8/25/36	Caa1/CCC	3,256,693
1,384	Sequoia Mortgage Trust, 0.974%, 5/20/34, CMO, FRN	A1/AAA	1,166,411
1,194	Suntrust Adjustable Rate Mortgage Loan Trust, 5.833%, 2/25/37, CMO, FRN	NR/CCC	937,518
	WaMu Mortgage Pass Through Certificates, CMO,
2,000	5.724%, 2/25/37, FRN	NR/CCC	1,781,199
718	5.852%, 9/25/36, VRN	NR/CCC	570,466

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	19

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Wells Fargo Mortgage-Backed Securities Trust, CMO,
$667	2.896%, 4/25/36, VRN	NR/BB+	$593,592
1,257	4.338%, 7/25/36, FRN	NR/CCC	1,026,377
11,541	5.433%, 7/25/36, FRN	NR/CCC	9,571,469
2,000	5.75%, 3/25/37	Caa2/NR	1,729,866
Total Mortgage-Backed Securities (cost-$116,022,982)			126,968,247

Shares

PREFERRED STOCK – 5.3%

Automotive Products – 0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b) (f) (i)	NR/NR	10,137
Banking – 1.6%
221,900	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (g) (k) (l) (acquisition cost-$12,197,000; purchased 2/26/10-8/16/10)	NR/A	12,398,663
Diversified Financial Services – 0.8%
240,000	Citigroup Capital XIII, 7.875%, 10/30/15 (l)	Ba1/BB+	6,415,200
Financial Services – 0.7%
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (a) (b) (g)	A3/NR	5,293,750
Insurance – 1.7%
21,655	ABN AMRO North America Capital Funding Trust I, 1.357% (a) (d) (m)	Ba3/BB+	13,026,836
Real Estate Investment Trust – 0.5%
3,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a) (d) (g)	Baa3/BBB+	3,427,500
Total Preferred Stock (cost-$38,139,512)			40,572,086

Principal Amount (000s)

MUNICIPAL BONDS – 4.1%

Illinois – 0.7%
$5,500	State, GO, 6.63%, 2/1/35	A1/A+	4,966,500
Ohio – 1.9%
13,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	14,372,410
Texas – 1.5%
11,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	11,784,970
Total Municipal Bonds (cost-$29,414,003)			31,123,880

SENIOR LOANS (a) (c) – 3.1%

Consumer Products – 0.4%
3,000	National Mentor, Inc., 2.56%, 6/29/12 (b) (k) (acquisition cost-$2,994,751; purchased 9/26/06)		2,820,000

PIMCO Income Strategy Fund
20	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services – 0.8%
$3,000	American General Finance Corp., 7.25%, 4/21/15		$3,047,709
1,409	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,446,483
2,115	International Lease Finance Corp., 7.00%, 3/17/16, Term B2		2,142,582
			6,636,774
Hotels/Gaming – 0.3%
	MotorCity Casino,
1,466	8.50%, 7/21/12, Term B (b) (k), (acquisition cost-$1,425,564; purchased 10/5/09)		1,470,165
591	8.50%, 7/23/12		592,763
			2,062,928
Multi-Media – 1.1%
	Seven Media Group, Term T1,
AUD7,150	6.908%, 2/7/13		6,941,426
AUD1,678	7.105%, 2/7/13		1,628,881
			8,570,307
Utilities – 0.5%
	Texas Competitive Electric Holdings Co. LLC,
$4,668	3.761%, 10/10/14		3,862,805
93	3.803%, 10/10/14, Term B		77,504
188	3.803%, 10/10/14, Term B (b) (k) (acquisition cost-$163,282; purchased 7/30/10)		155,595
			4,095,904
Total Senior Loans (cost-$22,968,527)			24,185,913

Shares

CONVERTIBLE PREFERRED STOCK – 3.0%

Financial Services – 0.4%
3,000	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	3,127,500
Utilities – 2.6%
374,000	PPL Corp., 9.50%, 7/1/13	NR/NR	20,308,200
Total Convertible Preferred Stock (cost-$22,205,180)			23,435,700

Principal Amount (000s)

ASSET-BACKED SECURITIES – 1.0%

$3,101	Asset-Backed Funding Certificates, 0.48%, 5/25/37, FRN (a) (d)	B3/B-	2,789,981
2,412	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	1,575,904
2,131	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	1,955,716
1,600	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,172,418
Total Asset-Backed Securities (cost-$6,708,663)			7,494,019

Shares

COMMON STOCK – 0.0%

Automotive Products – 0.0%
81,383	Dura Automotive Systems, Inc. (b) (f) (i) (cost-$1,317,433)		813

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	21

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

SHORT-TERM INVESTMENTS – 1.1%

Corporate Notes – 0.3%
Financial Services – 0.3%
	Ally Financial, Inc.,
$50	1.537%, 2/15/11, FRN	B3/B	$49,937
125	1.642%, 3/15/11, FRN	B3/B	124,531
40	1.787%, 5/15/11, FRN	B3/B	39,850
35	1.907%, 4/15/11, FRN	B3/B	34,869
438	2.007%, 7/15/11, FRN	B3/B	434,167
35	2.042%, 6/15/11, FRN	B3/B	34,694
25	2.042%, 9/15/11, FRN	B3/B	24,781
55	2.057%, 7/15/11, FRN	B3/B	54,519
30	2.057%, 10/17/11, FRN	B3/B	29,588
81	2.087%, 8/15/11, FRN	B3/B	80,291
360	2.137%, 8/15/11, FRN	B3/B	356,850
250	2.137%, 11/15/11, FRN	B3/B	247,188
108	2.157%, 7/15/11, FRN	B3/B	107,055
33	2.187%, 11/15/11, FRN	B3/B	32,546
38	2.237%, 11/15/11, FRN	B3/B	37,668
100	2.287%, 11/15/11, FRN	B3/B	98,750
155	2.342%, 12/15/11, FRN	B3/B	152,869
76	6.625%, 10/15/11	B3/B	76,685
Total Corporate Notes (cost-$1,975,340)			2,016,838
U.S. Treasury Obligations – 0.0%
402	U.S. Treasury Bills, 0.142%, 3/3/11 (h) (n) (cost-$401,953)		401,953
Repurchase Agreements – 0.8%
5,000	Morgan Stanley & Co., Inc., dated 1/31/11, 0.23%, due 2/1/11, proceeds $5,000,032; collateralized by U.S. Treasury Notes, 0.75%, due 8/15/13, valued at $5,093,047 including accrued interest		5,000,000
1,254	State Street Bank & Trust Co., dated 1/31/11, 0.01%, due 2/1/11, proceeds $1,254,000; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/13, valued at $1,284,814 including accrued interest		1,254,000
Total Repurchase Agreements (cost-$6,254,000)			6,254,000
Total Short-Term Investments (cost-$8,631,293)			8,672,791
Total Investments (cost-$682,033,700) – 100.0%			$766,727,315

PIMCO Income Strategy Fund
22	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Schedules of Investments

January 31, 2011 (unaudited) (continued)

Notes to Schedules of Investments:
(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $65,877,641 and $157,541,707 representing 16.6% and 20.5% of total investments in Income Strategy and Income Strategy II, respectively.

(b)	Illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2011.

(d)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.
(f)

Fair-Valued–Securities with an aggregate value of $1,761,808 and $10,950, representing 0.4% and less than 0.05% of total investments in Income Strategy and Income Strategy II, respectively. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(i)	Non-income producing.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(k)

Restricted. The aggregate acquisition cost of such securities is $7,513,250 and $21,489,597 for Income Strategy and Income Strategy II, respectively. The aggregate market value is $7,500,980 and $21,504,045, representing 1.9% and 2.8% of total investments in Income Strategy and Income Strategy II, respectively.

(l)	Dividend rate is fixed until the first call date and variable thereafter.
(m)	Floating Rate. The rate disclosed reflects the rate in effect on January 31, 2011.
(n)	Rates reflect the effective yields at purchase date.

Glossary:
AUD	-	Australian Dollar
	£-	British Pound
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2011.
GO	-	General Obligation Bond
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
PIK	-	Payment-in-Kind
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2011.

WR	-	Withdrawn Rating

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	23

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Assets and Liabilities

January 31, 2011 (unaudited)

	Income Strategy	Income Strategy II

Assets:
Investments, at value (cost-$361,229,155 and $682,033,700, respectively)	$397,671,480	$766,727,315
Cash (including foreign currency of $198,430 and $277,126 with a cost of $197,331 and $275,149, respectively)	1,879,649	1,156,850
Interest receivable	7,527,434	15,728,805
Unrealized appreciation of swaps	2,696,912	7,205,956
Swap premiums paid	653,434	1,751,989
Unrealized appreciation of forward foreign currency contracts	43,483	131,817
Receivable for investments sold	–	909,889
Prepaid expenses	34,053	54,393
Total Assets	410,506,445	793,667,014

Liabilities:
Payable for reverse repurchase agreements	44,282,763	30,945,833
Payable to brokers for cash collateral received	2,480,000	7,400,000
Dividends payable to common and preferred shareholders	1,874,406	3,803,761
Payable for investments purchased	1,673,000	–
Swap premiums received	801,750	1,640,000
Unrealized depreciation of forward foreign currency contracts	270,498	1,509,035
Investment management fees payable	256,795	485,392
Interest payable for reverse repurchase agreements	11,820	2,865
Unrealized depreciation of unfunded loan commitments	10,250	20,500
Payable to broker	–	42,340
Accrued expenses and other liabilities	156,685	216,580
Total Liabilities	51,817,967	46,066,306
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 3,159 and 6,440 shares issued and outstanding, respectively)	78,975,000	161,000,000
Net Assets Applicable to Common Shareholders	$279,713,478	$586,600,708

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$248	$580
Paid-in-capital in excess of par	410,536,299	932,890,400
Undistributed net investment income	2,546,174	8,573,545
Accumulated net realized loss	(172,351,979)	(445,622,982)
Net unrealized appreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	38,982,736	90,759,165
Net Assets Applicable to Common Shareholders	$279,713,478	$586,600,708
Common Shares Issued and Outstanding	24,775,170	58,049,972
Net Asset Value Per Common Share	$11.29	$10.11

PIMCO Income Strategy Fund
24	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Operations

Six Months ended January 31, 2011 (unaudited)

	Income Strategy	Income Strategy II
Investment Income:
Interest	$16,385,784	$30,915,320
Dividends	835,614	2,409,781
Facility and other fee income	77,804	72,852
Total Investment Income	17,299,202	33,397,953

Expenses:
Investment management fees	1,482,435	2,866,798
Legal fees	148,520	127,040
Interest expense	94,288	71,533
Custodian and accounting agent fees	87,960	131,984
Auction agent fees and commissions	68,108	135,629
Audit and tax services	57,008	57,956
Shareholder communications	33,720	46,608
Trustees’ fees and expenses	16,800	31,928
Transfer agent fees	15,516	14,716
New York Stock Exchange listing fees	10,796	17,484
Insurance expense	4,889	9,546
Miscellaneous	12,503	12,819
Total Expenses	2,032,543	3,524,041

Net Investment Income	15,266,659	29,873,912

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,727,152	13,680,794
Swaps	561,913	1,081,919
Foreign currency transactions	(2,054,346)	(6,421,903)
Net change in unrealized appreciation/depreciation of:
Investments	13,543,293	34,888,477
Futures contracts	29,412	61,100
Swaps	2,046,024	5,929,950
Unfunded loan commitments	15,375	30,750
Foreign currency transactions	887,672	2,636,028
Net realized and change in unrealized gain on investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	20,756,495	51,887,115
Net Increase in Net Assets Resulting from Investment Operations	36,023,154	81,761,027
Dividends on Preferred Shares from Net Investment Income	(599,398)	(1,223,354)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$35,423,756	$80,537,673

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	25

PIMCO Income Strategy Fund
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2011 (unaudited)	Year ended July 31, 2010
Investment Operations:
Net investment income	$15,266,659	$27,707,207
Net realized gain on investments, futures contracts, swaps and foreign currency transactions	4,234,719	12,662,734
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	16,521,776	36,580,808
Net increase in net assets resulting from investment operations	36,023,154	76,950,749

Dividends on Preferred Shares from Net Investment Income	(599,398)	(1,184,659)
Net increase in net assets applicable to common shareholders resulting from investment operations	35,423,756	75,766,090

Dividends to Common Shareholders from Net Investment Income	(18,793,790)	(39,077,561)

Common Share Transactions:
Net proceeds from rights offering (See Note 8)	–	57,647,677
Offering costs charged to paid-in-capital in excess of par (See Note 8)	–	(537,741)
Reinvestment of dividends	1,023,837	2,279,525
Net increase in net assets from common share transactions	1,023,837	59,389,461
Total increase in net assets applicable to common shareholders	17,653,803	96,077,990

Net Assets Applicable to Common Shareholders:
Beginning of period	262,059,675	165,981,685
End of period (including undistributed net investment income of $2,546,174 and $6,672,703, respectively)	$279,713,478	$262,059,675

Common Shares Issued:
Issued in rights offering (See Note 8)	–	6,173,000
Issued in reinvestment of dividends	91,758	202,656
Net Increase	91,758	6,375,656

PIMCO Income Strategy Fund
26	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund II
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2011 (unaudited)	Year ended July 31, 2010
Investment Operations:
Net investment income	$29,873,912	$55,300,404
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	8,340,810	(848,527)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	43,546,305	94,438,510
Net increase in net assets resulting from investment operations	81,761,027	148,890,387

Dividends on Preferred Shares from Net Investment Income	(1,223,354)	(2,413,554)
Net increase in net assets applicable to common shareholders resulting from investment operations	80,537,673	146,476,833

Dividends to Common Shareholders from Net Investment Income	(33,603,994)	(73,374,027)

Common Share Transactions:
Net proceeds from rights offering (See Note 8)	–	118,231,945
Offering costs charged to paid-in-capital in excess of par (See Note 8)	–	(603,331)
Reinvestment of dividends	2,325,091	4,661,254
Net increase in net assets from common share transactions	2,325,091	122,289,868
Total increase in net assets applicable to common shareholders	49,258,770	195,392,674

Net Assets Applicable to Common Shareholders:
Beginning of period	537,341,938	341,949,264
End of period (including undistributed net investment income of $8,573,545 and $13,526,981, respectively)	$586,600,708	$537,341,938

Common Shares Issued:
Issued in rights offering (See Note 8)	–	14,444,000
Issued in reinvestment of dividends	236,456	494,251
Net Increase	236,456	14,938,251

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	27

PIMCO Income Strategy Fund
Statement of Cash Flows †

Six Months ended January 31, 2011 (unaudited)

Increase in Cash from:

Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$36,023,154

Adjustments to reconcile net increase in net assets resulting from investment operations to net cash provided by operating activities:
Purchases of long-term investments	(102,057,911)
Proceeds from sales of long-term investments	90,961,351
Sales of short-term portfolio investments, net	4,892,842
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(16,521,776)
Net realized gain on investments, swaps, and foreign currency transactions	(4,234,719)
Net amortization on investments	(1,102,340)
Decrease in receivable for investments sold	9,036,417
Increase in interest receivable	(2,354,213)
Proceeds from futures contracts transactions	29,412
Increase in prepaid expenses	(3,600)
Decrease in payable for investments purchased	(5,267,390)
Increase in payable to brokers for cash collateral received	1,910,000
Periodic and termination payments of swaps, net	(147,521)
Net cash used for foreign currency transactions	(2,030,563)
Increase in investment management fees payable	30,899
Increase in interest payable for reverse repurchase agreements	1,167
Decrease in accrued expenses and other liabilities	(62,791)
Net cash provided by operating activities*	9,102,418

Cash Flows used for Financing Activities:
Increase in payable for reverse repurchase agreements	10,831,194
Cash dividends paid (excluding reinvestment of dividends of $1,023,837)	(18,356,300)
Net cash used for financing activities	(7,525,106)
Net increase in cash	1,577,312
Cash at beginning of period	302,337
Cash at end of period	$1,879,649

†	Statement of Cash Flows not required for Income Strategy II.
*	Included in operating expenses is cash paid for interest primarily related to participation in reverse repurchase agreement transactions of $93,010.

PIMCO Income Strategy Fund
28	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Income Strategy Fund (“Income Strategy”) and PIMCO Income Strategy Fund II (“Income Strategy II”), each a “Fund” and collectively the “Funds”, were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Income Strategy and Income Strategy II had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value of common shares authorized.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

PIMCO Income Strategy Fund
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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

PIMCO Income Strategy Fund
30	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	31

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at January 31, 2011 in valuing Income Strategy assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/11

Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	$6,695,306	$19,314,861	$26,010,167
Energy	–	–	1,045,000	1,045,000
Financial Services	–	103,356,676	1,761,808	105,118,484
All Other	–	137,281,504	–	137,281,504
Mortgage-Backed Securities	–	62,941,768	–	62,941,768
Municipal Bonds	–	29,101,834	–	29,101,834
Convertible Preferred Stock	$8,136,150	–	–	8,136,150
Preferred Stock:
Banking	–	4,358,250	–	4,358,250
Diversified Financial Services	1,603,800	–	–	1,603,800
Real Estate Investment Trust	–	–	2,056,500	2,056,500
Senior Loans	–	5,786,678	–	5,786,678
Asset-Backed Securities	–	3,625,785	–	3,625,785
Short-Term Investments	–	10,605,560	–	10,605,560

Total Investments in Securities – Assets	$9,739,950	$363,753,361	$24,178,169	$397,671,480

Other Financial Instruments* – Assets
Credit Contracts	–	$2,696,912	–	$2,696,912
Foreign Exchange Contracts	–	43,483	–	43,483
Interest Rate Contracts	$29,412	–	–	29,412

Total Other Financial Instruments* – Assets	$29,412	$2,740,395	–	$2,769,807

Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	$(270,498)	–	$(270,498)

Total Investments	$9,769,362	$366,223,258	$24,178,169	$400,170,789

There were no significant transfers between Levels 1 and 2 during the six months ended January 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Income Strategy the six months ended January 31, 2011, was as follows:

	Beginning Balance 7/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 1/31/11

Investments in Securities – Assets
Corporate Bonds & Notes: Airlines	$17,101,920	$1,245,376	$(69,908)	$(43,566)	$1,081,039	–	–	$19,314,861
Energy	–	–	–	–	–	$1,045,000	–	1,045,000
Financial Services	–	–	–	–	–	1,761,808	–	1,761,808
Mortgage-Backed Securities	6,534,423	(7,125,794)	2,799	863,320	(274,748)	–	–	–
Preferred Stock:
Real Estate Investment Trust	–	–	–	–	–	2,056,500	–	2,056,500

Total Investments	$23,636,343	$(5,880,418)	$(67,109)	$819,754	$806,291	$4,863,308	–	$24,178,169

PIMCO Income Strategy Fund
32	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at January 31, 2011 in valuing Income Strategy II assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/11

Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	$11,646,020	$5,674,897	$17,320,917
Energy	–	10,306,174	2,185,000	12,491,174
All Other	–	474,461,775	–	474,461,775
Mortgage-Backed Securities	–	126,968,247	–	126,968,247
Preferred Stock:
Automotive Products	–	–	10,137	10,137
Diversified Financial Services	$6,415,200	–	–	6,415,200
Real Estate Investment Trust	–	–	3,427,500	3,427,500
All Other	–	30,719,249	–	30,719,249
Municipal Bonds	–	31,123,880	–	31,123,880
Senior Loans	–	24,185,913	–	24,185,913
Convertible Preferred Stock	23,435,700	–	–	23,435,700
Asset-Backed Securities	–	7,494,019	–	7,494,019
Common Stock	–	–	813	813
Short-Term Investments	–	8,672,791	–	8,672,791

Total Investments in Securities – Assets	$29,850,900	$725,578,068	$11,298,347	$766,727,315

Other Financial Instruments* – Assets
Credit Contracts	–	$7,205,956	–	$7,205,956
Foreign Exchange Contracts	–	131,817	–	131,817
Interest Rate Contracts	$61,100	–	–	61,100

Total Other Financial Instruments* – Assets	$61,100	$7,337,773	–	$7,398,873

Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	$(1,509,035)	–	$(1,509,035)

Total Investments	$29,912,000	$731,406,806	$11,298,347	$772,617,153

There were no significant transfers between Levels 1 and 2 during the six months ended January 31, 2011.

PIMCO Income Strategy Fund
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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Income Strategy II for the six months ended January 31, 2011, was as follows:

	Beginning Balance 7/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 1/31/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$1,039,163	$4,615,939	$(12,196)	$(2,669)	$34,660	–	–	$5,674,897
Energy	–	–	–	–	–	$2,185,000	–	2,185,000
Preferred Stock:
Automotive Products	10,137	–	–	–	–	–	–	10,137
Real Estate Investment Trust	–	–	–	–	–	3,427,500	–	3,427,500
Common Stock	813	–	–	–	–	–	–	813
Total Investments	$1,050,113	$4,615,939	$(12,196)	$(2,669)	$34,660	$5,612,500	–	$11,298,347

*

Other financial instruments are derivatives not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Income Strategy and Income Strategy II held at January 31, 2011, was $1,243,991 and $211,829, respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received on settlement date are amortized as income over the expected term of the senior loan. Facility fees and other fees received after settlement date relating to senior loans and commitment fees received relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at January 31, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net

PIMCO Income Strategy Fund
34	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(h) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(i) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	35

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(j) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(k) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(l) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Funds hold mortgage-related securities, they may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

PIMCO Income Strategy Fund
36	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

2. Principal Risks (continued)

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Leverage will cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions (such as reverse repurchase agreements) or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	37

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

2. Principal Risks (continued)

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Funds had credit default swap agreements and securities outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The current balance shown under payable to broker on the Statement of Assets and Liabilities for Income Strategy II represents the amount due to Lehman Brothers International (Europe).

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Swap Agreements

Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized

PIMCO Income Strategy Fund
38	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	39

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end are disclosed later in the Notes to Financial Statements (see5(b)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2011 for which the Funds are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(b)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

(c) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market price risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

PIMCO Income Strategy Fund
40	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Funds’ Statements of Assets and Liabilities at January 31, 2011:

Income Strategy:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of swaps	–	$2,696,912	–	$2,696,912
Receivable for variation margin on futures contracts	$–*	–	–	–
Unrealized appreciation of forward foreign currency contracts	–	–	$43,483	43,483
Total asset derivatives	$–	$2,696,912	$43,483	$2,740,395

Liability derivatives:
Unrealized depreciation of forward foreign currency contracts	–	–	$(270,498)	$(270,498)
Total liability derivatives	–	–	$(270,498)	$(270,498)

* The unrealized appreciation of $29,412 on futures contracts is reported in section 5(a) of the Notes to Financial Statements.

Income Strategy II:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of swaps	–	$7,205,956	–	$7,205,956
Receivable for variation margin on futures contracts	$–*	–	–	–
Unrealized appreciation of forward foreign currency contracts	–	–	$131,817	131,817
Total asset derivatives	$–	$7,205,956	$131,817	$7,337,773

Liability derivatives:
Unrealized depreciation of forward foreign currency contracts	–	–	$(1,509,035)	$(1,509,035)
Total liability derivatives	–	–	$(1,509,035)	$(1,509,035)

* The unrealized appreciation of $61,100 on futures contracts is reported in section 5(a) of the Notes to Financial Statements.

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	41

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivatives on the Funds’ Statements of Operations for the six months ended January 31, 2011:

Income Strategy:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps	–	$561,913	–	$561,913
Foreign currency transactions (forward foreign currency contracts)	–	–	$(2,249,055)	(2,249,055)
Total net realized gain (loss)	–	$561,913	$(2,249,055)	$(1,687,142)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$29,412	–	–	$29,412
Swaps	–	$2,046,024	–	2,046,024
Foreign currency transactions (forward foreign currency contracts)	–	–	$863,889	863,889
Total net change in unrealized appreciation/depreciation	$29,412	$2,046,024	$863,889	$2,939,325

Income Strategy II:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps	–	$1,081,919	–	$1,081,919
Foreign currency transactions (forward foreign currency contracts)	–	–	$(6,843,650)	(6,843,650)
Total net realized gain (loss)	–	$1,081,919	$(6,843,650)	$(5,761,731)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$61,100	–	–	$61,100
Swaps	–	$5,929,950	–	5,929,950
Foreign currency transactions (forward foreign currency contracts)	–	–	$2,524,028	2,524,028
Total net change in unrealized appreciation/depreciation	$61,100	$5,929,950	$2,524,028	$8,515,078

PIMCO Income Strategy Fund
42	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

The average volumes of derivative activities during the six months ended January 31, 2011 were:

	Futures Contracts (1)		Forward Foreign Currency Contracts (2)		Credit Default Swap Agreements (3)
	Long	Short	Purchased	Sold	Purchased	Sold
Income Strategy	60	–	5,214,314	54,936,777	–	40,958
Income Strategy II	125	–	11,985,151	169,345,028	–	92,167

(1)  Number of contracts

(2)  U.S. $ value on origination date

(3)  Notional amount (in thousands)

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser, to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

Purchases and sales of investments, other than short-term securities for the six months ended January 31, 2011, were:

	Purchases	Sales
Income Strategy	$102,057,911	$91,668,311
Income Strategy II	144,010,539	148,078,298

(a) Futures contracts outstanding at January 31, 2011:

Income Strategy:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Financial Futures Euro — 90 day	181	$45,094	3/14/11	$29,412

Income Strategy II:
Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Financial Futures Euro — 90 day	376	$93,676	3/14/11	$61,100

PIMCO Income Strategy Fund
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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

5. Investments in Securities (continued)

(b) Credit default swap agreements:

Sell protection swap agreements outstanding at January 31, 2011 (1):

Income Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank:
Dow Jones CDX HY-15 5-Year Index	$2,000	4.15%	12/20/15	5.00%	$82,917	$22,500	$60,417
Citigroup:
SLM	2,900	1.91%	12/20/13	5.00%	267,586	(350,250)	617,836
Deutsche Bank:
Dow Jones CDX HY-15 5-Year Index	13,000	4.15%	12/20/15	5.00%	538,962	154,375	384,587
SLM	2,550	1.91%	12/20/13	5.00%	235,291	(357,000)	592,291
United Kingdom Gilt	16,400	0.66%	12/20/15	1.00%	277,067	245,934	31,133
Goldman Sachs:
HCA	1,500	1.84%	9/20/13	3.00%	48,026	–	48,026
JPMorgan Chase:
Dow Jones CDX HY-15 5-Year Index	16,200	4.15%	12/20/15	5.00%	671,629	131,625	540,004
Merrill Lynch:
SLM	675	1.91%	12/20/13	5.00%	62,283	(94,500)	156,783
Royal Bank of Scotland:
Dow Jones CDX HY-15 5-Year Index	8,800	4.15%	12/20/15	5.00%	364,835	99,000	265,835
					$2,548,596	$(148,316)	$2,696,912

PIMCO Income Strategy Fund
44	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

5. Investments in Securities (continued)

Income Strategy II:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation

Barclays Bank:
Dow Jones CDX HY-15 5-Year Index	$36,600	4.15%	12/20/15	5.00%	$1,517,384	$309,875	$1,207,509
Citigroup:
SLM	6,550	1.91%	12/20/13	5.00%	604,375	(807,000)	1,411,375
Deutsche Bank:
Dow Jones CDX HY-15 5-Year Index	24,000	4.15%	12/20/15	5.00%	995,006	285,000	710,006
SLM	5,400	1.91%	12/20/13	5.00%	498,263	(756,000)	1,254,263
United Kingdom Gilt	33,600	0.66%	12/20/15	1.00%	567,649	503,864	63,785
JPMorgan Chase:
Dow Jones CDX HY-15 5-Year Index	58,800	4.15%	12/20/15	5.00%	2,437,765	477,750	1,960,015
Merrill Lynch:
SLM	550	1.91%	12/20/13	5.00%	50,749	(77,000)	127,749
Royal Bank of Scotland:
Dow Jones CDX HY-15 5-Year Index	15,600	4.15%	12/20/15	5.00%	646,754	175,500	471,254
					$7,317,945	$111,989	$7,205,956

(1)       If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)       Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)       This represents the maximum potential amount the Funds could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)       The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PIMCO Income Strategy Fund
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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

5. Investments in Securities (continued)

(c) Forward foreign currency contracts outstanding at January 31, 2011:

Income Strategy:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value January 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
186,100 Brazilian Real settling 9/2/11	Bank of America	$100,000	$105,526	$5,526
41,570 Brazilian Real settling 3/2/11	Barclays Bank	24,685	24,678	(7)
7,095,112 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	1,095,347	1,082,833	(12,514)
2,565,390 Mexican Peso settling 2/22/11	Barclays Bank	198,317	210,556	12,239
60,000 Mexican Peso settling 7/7/11	HSBC Bank	4,833	4,871	38
760,150 South African Rand settling 9/13/11	Barclays Bank	100,000	102,366	2,366

Sold:
3,251,000 Australian Dollar settling 4/29/11	Deutsche Bank	3,178,226	3,206,571	(28,345)
41,570 Brazilian Real settling 4/4/11	Barclays Bank	24,502	24,506	(4)
41,570 Brazilian Real settling 3/2/11	Citigroup	24,376	24,679	(303)
22,739,000 British Pound settling 2/14/11	Barclays Bank	36,367,665	36,418,888	(51,223)
6,975,000 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	1,075,559	1,059,447	16,112
4,089,000 Euro settling 4/19/11	Citigroup	5,518,760	5,600,627	(81,867)
4,088,000 Euro settling 4/19/11	UBS	5,510,935	5,599,258	(88,323)
2,505,390 Mexican Peso settling 2/22/11	Bank of America	198,321	205,632	(7,311)
60,000 Mexican Peso settling 2/22/11	HSBC Bank	4,890	4,924	(34)
683,681 South African Rand settling 7/28/11	JPMorgan Chase	99,938	92,736	7,202
10,000 Swiss Franc settling 2/7/11	Royal Bank of Canada	10,076	10,643	(567)
				$(227,015)

PIMCO Income Strategy Fund
46	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

5. Investments in Securities (continued)

Income Strategy II:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value January 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
372,200 Brazilian Real settling 9/2/11	Bank of America	$200,000	$211,052	$11,052
408,946 Brazilian Real settling 3/2/11	Barclays Bank	242,842	242,777	(65)
185,950 Brazilian Real settling 9/2/11	Morgan Stanley	100,000	105,441	5,441
620,000 British Pound settling 3/21/11	Royal Bank of Canada	963,650	992,724	29,074
14,519,138 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	2,241,318	2,215,864	(25,454)
2,658,000 Indian Rupee settling 3/9/11	Barclays Bank	58,819	57,513	(1,306)
2,000,000 Indian Rupee settling 3/9/11	Royal Bank of Scotland	44,444	43,275	(1,169)
3,828,190 Mexican Peso settling 2/22/11	Barclays Bank	296,674	314,201	17,527
130,000 Mexican Peso settling 7/7/11	HSBC Bank	10,471	10,553	82
1,303,220 Mexican Peso settling 2/22/11	Morgan Stanley	100,000	106,963	6,963
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	204,733	4,733
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	102,333	2,333

Sold:
8,411,000 Australian Dollar settling 4/29/11	Deutsche Bank	8,222,720	8,296,054	(73,334)
408,946 Brazilian Real settling 4/4/11	Barclays Bank	241,038	241,073	(35)
408,946 Brazilian Real settling 3/2/11	Citigroup	239,795	242,777	(2,982)
55,952,000 British Pound settling 2/14/11	Barclays Bank	89,486,943	89,612,984	(126,041)
14,273,000 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	2,200,925	2,167,955	32,970
59,997,000 Euro settling 2/28/11	Royal Bank of Scotland	80,962,892	82,226,872	(1,263,980)
5,001,410 Mexican Peso settling 2/22/11	Bank of America	395,900	410,494	(14,594)
130,000 Mexican Peso settling 2/22/11	HSBC Bank	10,595	10,670	(75)
2,054,362 South African Rand settling 7/28/11	JPMorgan Chase	300,301	278,659	21,642
				$(1,377,218)

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	47

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

5. Investments in Securities (continued)

At January 31, 2011, Income Strategy and Income Strategy II held $2,480,000 and $7,400,000, respectively, in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Funds’ investment strategies.

(d) Open reverse repurchase agreements at January 31, 2011:

Income Strategy:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	1/6/11	2/2/11	$9,245,892	$9,242,888
	0.45%	1/26/11	2/22/11	2,122,034	2,121,875
Barclays Bank	0.50%	1/11/11	2/8/11	8,435,460	8,433,000
	0.50%	1/14/11	2/14/11	4,332,083	4,331,000
	0.50%	1/24/11	2/22/11	4,230,470	4,230,000
Credit Suisse First Boston	0.50%	1/6/11	2/3/11	3,289,187	3,288,000
	0.50%	1/10/11	2/7/11	961,294	961,000
	0.50%	1/12/11	2/9/11	1,784,495	1,784,000
Greenwich Capital Markets	0.50%	1/11/11	2/9/11	6,294,835	6,293,000
	0.50%	1/12/11	2/11/11	1,597,444	1,597,000
	0.50%	1/18/11	2/15/11	2,001,389	2,001,000
					$44,282,763

Income Strategy II:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	1/11/11	2/9/11	$2,925,318	$2,924,550
	0.45%	1/24/11	2/24/11	1,254,578	1,254,453
	0.45%	1/28/11	2/25/11	9,944,452	9,943,955
	0.65%	1/24/11	2/24/11	1,564,876	1,564,650
Barclays Bank	(0.75)%	12/16/10	12/9/11	2,097,944	2,100,000
	(0.75)%	1/28/11	11/19/11	1,423,106	1,423,225
	0.50%	1/6/11	2/1/11	6,752,438	6,750,000
	0.50%	1/10/11	2/4/11	1,471,449	1,471,000
	0.50%	1/21/11	2/17/11	3,514,537	3,514,000
					$30,945,833

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2011 for Income Strategy and Income Strategy II was $39,341,579 and $31,824,504, respectively, at a weighted average interest rate of 0.46% for both Funds. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2011 was $45,909,770 and $32,606,991, for Income Strategy and Income Strategy II, respectively.

At January 31, 2011, Income Strategy II held $290,000 and $220,000 in principal value of U.S. Treasury Bonds and Corporate Bonds, respectively, as collateral for reverse repurchase agreements outstanding. Securities held as collateral will not be pledged and are not reflected in Income Strategy II’s Schedule of Investments.

(e) At January 31, 2011, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower (principal amounts indicated):

Borrower	Income Strategy	Income Strategy II
Eastman Kodak	$512,500	$1,025,000

PIMCO Income Strategy Fund
48	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

6. Income Tax Information

For federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Income Strategy	$361,254,221	$38,398,076	$1,980,817	$36,417,259
Income Strategy II	682,033,700	93,585,326	8,891,711	84,693,615

The difference, if any, between book and tax cost was attributable to wash sales.

7. Auction-Rate Preferred Shares

Income Strategy has 1,053 shares of Preferred Shares Series T, 1,053 shares of Preferred Shares Series W and 1,053 shares of Preferred Shares Series TH outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Income Strategy II has 1,288 shares of Preferred Shares Series M, 1,288 shares of Preferred Shares Series T, 1,288 shares of Preferred Shares Series W, 1,288 shares of Preferred Shares Series TH, and 1,288 shares of Preferred Shares Series F outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended January 31, 2011, the annualized dividend rates ranged from:

	High	Low	At January 31, 2011
Income Strategy :
Series T	1.540%	1.497%	1.504%
Series W	1.537%	1.498%	1.504%
Series TH	1.534%	1.498%	1.504%

Income Strategy II:
Series M	1.543%	1.498%	1.504%
Series T	1.540%	1.497%	1.504%
Series W	1.537%	1.498%	1.504%
Series TH	1.534%	1.498%	1.504%
Series F	1.533%	1.498%	1.504%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value, plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	49

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

7. Auction-Rate Preferred Shares (continued)

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” the higher of the 7-day USD London Inter-Bank Offered Rate (“LIBOR”) multiplied by 125% or the 7-day USD LIBOR plus 1.25% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

See Note 9 — Legal Proceedings below for a discussion of shareholder demand letters received by the Funds and certain other closed end funds managed by the Investments Manager.

8. Rights Offering

On March 10, 2010 each Fund’s Board of Trustees approved a transferable rights offering (each an “Offer”) which entitled each Fund’s common shareholders of record (“Record Date Shareholders”) as of March 24, 2010 to one transferable right for each common share held, entitling Record Date Shareholders the opportunity to purchase one newly issued share of common stock for every three rights held. Each Offer commenced on March 24, 2010 and expired on April 23, 2010. Each Offer was over-subscribed. The actual subscription price pursuant to the Offer was $9.59 and $8.45 per common share for Income Strategy and Income Strategy II, respectively, and was calculated based on the formula equal to 90% of the average of the last reported sale prices of each Fund’s common shares on the New York Stock Exchange on the expiration date of each Offer and on each of the four preceding trading days. The net asset value for each of the Funds’ common shares were reduced by $0.43 and $0.38 for Income Strategy and Income Strategy II, respectively, as a result of each Offer, which includes the effect of the dealer manager commissions and offering costs. The details of each Offer were as follows:

	Income Strategy			Income Strategy II
Settlement Date	Price	Shares	Amount	Price	Shares	Amount
April 13, 2010*	$10.152	214,134	$2,173,888	$8.631	274,325	$2,367,699
April 19, 2010*	10.053	212,311	2,134,363	8.505	220,385	1,874,374
April 22, 2010*	9.558	217,325	2,077,192	8.397	236,158	1,983,019
April 23, 2010*	9.549	100,000	954,900	8.406	200,000	1,681,200
April 29, 2010*	9.590	209,079	2,005,068	8.450	558,678	4,720,829
April 29, 2010	9.590	5,220,151	50,061,248	8.450	12,954,454	109,465,137
Gross Proceeds		6,173,000	59,406,659		14,444,000	122,092,258
Commissions			(2,079,233)			(4,273,229)
Trading Profits*			320,251			412,916
Net Proceedings			57,647,677			118,231,945
Offering Costs			(537,741)			(603,331)
			$57,109,936			$117,628,614

* Rights converted to newly issued shares prior to the expiration of each Offer by UBS Securities LLC (the “Dealer Manager”). Trading profits realized by the Dealer Manager were reimbursed to the Funds and treated as additional proceeds.

PIMCO Income Strategy Fund
50	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2011 (unaudited)

9. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, in a lawsuit filed in the Northern District of Illinois Eastern Division, plaintiffs challenged certain trades by the Sub-Adviser in the June 2005 10 year futures contract. The Sub-Adviser’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against the Sub-Adviser. In settling this matter, the Sub-Adviser denies any liability. This settlement is purely private in nature and not a regulatory matter.

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including the Funds and certain other funds sub-advised by the Sub-Adviser, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation, in August 2010 the independent trustees of the Funds rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

10. Subsequent Events

On February 1, 2011, the following dividends were declared to common shareholders payable March 1, 2011 to shareholders of record on February 11, 2011:

Income Strategy	$0.075 per common share
Income Strategy II	$0.065 per common share

On March 1, 2011, the following dividends were declared to common shareholders payable April 1, 2011 to shareholders of record on March 11, 2011:

Income Strategy	$0.075 per common share
Income Strategy II	$0.065 per common share

PIMCO Income Strategy Fund
1.31.11 | PIMCO Income Strategy Fund II Semi-Annual Report	51

PIMCO Income Strategy Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended January 31, 2011		Year ended July 31,
	(unaudited)		2010	2009		2008		2007		2006
Net asset value, beginning of period	$10.62		$9.07	$14.73		$17.38		$19.14		$19.51
Investment Operations:
Net investment income	0.61		1.38 (1)	1.54		1.81		2.13		1.91
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.84		2.72	(5.81)		(2.08)		(1.29)		(0.14)
Total from investment operations	1.45		4.10	(4.27)		(0.27)		0.84		1.77
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.02)		(0.06)	(0.21)		(0.54)		(0.59)		(0.48)
Net realized gains	–		–	–		–		(0.00	)†	–
Total dividends and distributions on preferred shares	(0.02)		(0.06)	(0.21)		(0.54)		(0.59)		(0.48)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.43		4.04	(4.48)		(0.81)		0.25		1.29
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.76)		(2.06)	(1.18)		(1.54)		(1.77)		(1.63)
Net realized gains	–		–	–		(0.30)		(0.24)		(0.03)
Total dividends and distributions to common shareholders	(0.76)		(2.06)	(1.18)		(1.84)		(2.01)		(1.66)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	–		(0.43)	–		–		–		–
Net asset value, end of period	$11.29		$10.62	$9.07		$14.73		$17.38		$19.14
Market price, end of period	$12.27		$11.50	$8.98		$13.98		$17.88		$20.02
Total Investment Return (2)	14.11%		52.70%	(25.78)%		(12.26)%		(0.93)%		16.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$279,713		$262,060	$165,982		$269,140		$316,289		$345,750
Ratio of expenses to average net assets, including interest expense (3)(5)	1.47	%(6)	1.47%	2.31	%(4)	1.68	%(4)	1.68	%(4)	1.53%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.40	%(6)	1.43%	2.20	%(4)	1.67	%(4)	1.55	%(4)	1.53%(4)
Ratio of net investment income to average net assets (3)	11.04	%(6)	13.44%	17.31%		11.18%		11.14%		9.91%
Preferred shares asset coverage per share	$113,527		$107,946	$77,538		$57,030		$62,622		$66,133
Portfolio turnover	24%		115%	98%		31%		62%		64%

†	Less than $(0.005) per common share.
(1)	Calculated on average common shares outstanding.
(2)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(k) in Notes to Financial Statements).
(5)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(6)	Annualized.

PIMCO Income Strategy Fund
52	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended January 31, 2011		Year ended July 31,							Eleven Months ended		For the period October 29, 2004* through
	(unaudited)		2010	2009		2008		2007		July 31, 2006†		August 31, 2005
Net asset value, beginning of period	$9.29		$7.98	$14.16		$16.76		$18.76		$18.98		$19.10	**
Investment Operations:
Net investment income	0.51		1.18 (1)	1.44		1.81		2.06		1.64		0.88
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.91		2.20	(6.40)		(2.37)		(1.34)		–		0.31
Total from investment operations	1.42		3.38	(4.96)		(0.56)		0.72		1.64		1.19
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.02)		(0.05)	(0.20)		(0.52)		(0.58)		(0.45)		(0.24)
Net realized gains	–		–	–		–		(0.00	)††	–		–
Total dividends and distributions on preferred shares	(0.02)		(0.05)	(0.20)		(0.52)		(0.58)		(0.45)		(0.24)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.40		3.33	(5.16)		(1.08)		0.14		1.19		0.95
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.58)		(1.64)	(1.02)		(1.51)		(1.72)		(1.41)		(0.91)
Net realized gains	–		–	–		–		(0.42)		–		–
Return of capital	–		–	–		(0.01)		–		–		–
Total dividends and distributions to common shareholders	(0.58)		(1.64)	(1.02)		(1.52)		(2.14)		(1.41)		(0.91)
Common Share Transactions:
Common share offering costs charged to paid-in capital in excess of par	–		–	–		–		–		–		(0.03)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	–		–	–		–		–		–		(0.13)
Dilution to net asset value, resulting from rights offering	–		(0.38)	–		–		–		–		–
Total common share transactions	–		(0.38)	–		–		–		–		(0.16)
Net asset value, end of period	$10.11		$9.29	$7.98		$14.16		$16.76		$18.76		$18.98
Market price, end of period	$10.41		$10.05	$7.78		$12.80		$17.28		$18.87		$18.21
Total Investment Return (1)	9.81%		52.97%	(29.85)%		(18.08)%		2.73%		11.77%		(4.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$586,601		$537,342	$341,949		$604,632		$712,152		$782,371		$789,094
Ratio of expenses to average net assets, including interest expense (3)(5)	1.24	%(6)	1.42%	2.08	%(4)	1.60	%(4)	1.48	%(4)	1.47	%(4)(6)	1.35	%(4)(6)
Ratio of expenses to average net assets, excluding interest expense (3)	1.21	%(6)	1.37%	1.96	%(4)	1.60	%(4)	1.48	%(4)	1.47	%(4)(6)	1.35	%(4)(6)
Ratio of net investment income to average net assets (3)	10.49	%(6)	13.08%	17.84%		11.59%		11.03%		9.51	%(6)	5.57	%(6)
Preferred shares asset coverage per share	$116,070		$108,425	$78,091		$56,481		$62,069		$65,722		$66,084
Portfolio turnover	19%		87%	96%		29%		65%		60%		47%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per common share.
†	Fiscal year-end changed from August 31 to July 31.
††	Less than $(0.005) per common share.
(1)	Calculated on average common shares outstanding.
(2)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(k) in Notes to Financial Statements).
(5)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(6)	Annualized.

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.11 |	PIMCO Income Strategy Fund II Semi-Annual Report	53

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Annual Shareholder Meeting Results/Changes to Board of Trustees/
Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meetings of shareholders on December 14, 2010. Common/Preferred shareholders voted as indicated below:

Income Strategy:

	Affirmative	Withheld Authority
Election of James A. Jacobson* – Class II to serve until 2011	636	1,327
Re-election of Hans W. Kertess – Class I to serve until 2013	19,523,831	399,881
Re-election of William B. Ogden, IV – Class I to serve until 2013	19,486,537	437,175
Election of Alan Rappaport* – Class I to serve until 2013	636	1,327

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica and John C. Maney†, continued to serve as Trustees of Income Strategy.

Income Strategy II:

	Affirmative	Withheld Authority
Election of James A. Jacobson* – Class II to serve until 2012	2,872	2,331
Re-election of Hans W. Kertess – Class III to serve until 2013	43,272,180	1,852,807
Re-election of John C. Maney† – Class III to serve until 2013	43,271,208	1,853,779
Election of Alan Rappaport* – Class I to serve until 2011	2,868	2,335

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica and William B. Ogden, IV, continued to serve as Trustees of Income Strategy II.

__________________

*                 Preferred Shares Trustee

†                  Interested Trustee

Changes to Board of Trustees:

Effective December 15, 2010, the Funds’ Board of Trustees appointed Bradford K. Gallagher as a Class III Trustee for Income Strategy to serve until 2011 and a Class II Trustee for Income Strategy II to serve until 2011.

Effective March 7, 2011, the Funds’ Board of Trustees appointed Deborah A. Zoullas as a Class II Trustee for the Funds to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

PIMCO Income Strategy Fund
54	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.11

Trustees Hans W. Kertess Chairman of the Board of Trustees Paul Belica Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport Deborah A. Zoullas

Fund Officers

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2011-02-28-0551

AZ600SA_013111

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a)                    The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)                   Not applicable due to no such divestments during the period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)   The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)  (3) Not applicable

(b)  Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	March 30, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	March 30, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	March 30, 2011